Other financial information - Related-party transactions (Details) - Samsara Bio Capital L.p	May 02, 2025 EUR (€) shares
Disclosure of associates [line items]
Number of shares subscribed	6,637,037
Number of prefunded warrants subscribed	6,637,037
Shares and prefunded warrants, accumulated subscription price | €	€ 8,959,999.95